Document and Entity Information Document	Sep. 16, 2025
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Sep. 16, 2026
Entity File Number	001-01405
Entity Registrant Name	DELMARVA POWER & LIGHT COMPANY
Entity Tax Identification Number	51-0084283
Entity Address, Address Line One	701 Ninth Street, N.W.
Entity Address, City or Town	Washington
Entity Address, State or Province	DC
Entity Address, Postal Zip Code	20068-0001
City Area Code	(202)
Local Phone Number	872-2000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Central Index Key	0000027879
Amendment Flag	false
Entity Emerging Growth Company	false
DISTRICT OF COLUMBIA
Document Information [Line Items]
Entity Incorporation, State or Country Code	DC
VIRGINIA
Document Information [Line Items]
Entity Incorporation, State or Country Code	VA